Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014
Consolidated Statements of Operations
REVENUE	$ 1,939,412	$ 1,336,391	$ 3,924,646	$ 2,617,819
Restaurant operating costs:
Food, beverage and packaging	834,470	503,770	1,548,784	954,707
Labor and related	751,865	340,998	1,398,817	689,900
Occupancy	516,781	111,357	795,314	296,474
Other restaurant operating	541,939	304,118	1,164,835	531,469
Total Restaurant Operating Expenses	2,645,055	1,260,243	4,907,750	2,472,550
Loss from Restaurant Operations	(705,643)	76,148	(983,104)	145,269
General and administrative	2,312,551	484,909	4,621,334	1,062,848
Depreciation and amortization	100,804	72,306	206,019	119,967
Pre-opening expenses	266,957	211,660	473,404	309,560
Total	2,680,312	768,875	5,300,757	1,492,375
LOSS FROM OPERATIONS	(3,385,955)	(692,727)	(6,283,861)	(1,347,106)
OTHER INCOME (EXPENSES)
Loss on sale of assets	(63,280)		(63,280)
Interest expense	(3,512,371)	(30,011)	(4,846,741)	(305,442)
Derivative gain (expense)	808,240	301,140	808,240	301,140
Other income (expense)	(37,950)	9,558	(37,950)
Total Other Income (Expenses)	(2,805,361)	280,687	(4,139,731)	(4,302)
LOSS BEFORE INCOME TAXES	$ (6,191,316)	$ (412,040)	$ (10,423,592)	$ (1,351,408)
PROVISION FOR INCOME TAXES
NET LOSS	$ (6,191,316)	$ (412,040)	$ (10,423,592)	$ (1,351,408)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ (0.14)	$ (0.01)	$ (0.24)	$ (0.03)
BASIC AND DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	44,288,625	42,570,975	43,667,211	42,570,975